Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
	December 31,
	2021	2020
	US$’000	US$’000

Office premises*	673	673
Leasehold improvements	125	157
Furniture, fixtures and office equipment	439	557
Motor vehicles	175	175
Testing equipment	37	37

	1,449	1,599

Less: Accumulated depreciation	(1,234)	(1,340)

	215	259

Depreciation charge
	Year ended December 31,
	2021	2020	2019
	US$’000	US$’000	US$’000

Depreciation charge	38	49	69

ZHEJIANG TIANLAN
Property, plant and equipment
	December 31,
	2021	2020
	RMB’000	RMB’000

Building and leasehold improvements	167,874	167,874
Furniture, fixtures and office equipment	3,694	3,658
Motor vehicles	4,647	4,808
Plant and machineries	10,097	9,399

Total	186,312	185,739

Less: Accumulated depreciation and amortization	(76,008)	(70,241)
Accumulated impairment losses	(36,241)	(36,241)

Total	(112,249)	(106,482)

Net	74,063	79,257

Depreciation charge
	Year ended December 31,
	2021	2020	2019
	RMB’000	RMB’000	RMB’000

Depreciation charge	6,466	6,359	6,556